Government grant advances and loans - Research Project Financing (Details)	1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($) installment	Dec. 31, 2016 EUR (€) installment	Jan. 31, 2016 USD ($) installment	Jan. 31, 2016 EUR (€) installment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($) project	Dec. 31, 2017 EUR (€) project	Dec. 31, 2016 USD ($) project	Dec. 31, 2016 EUR (€) project	Dec. 31, 2017 EUR (€)	Jan. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of projects | project											2	2	2	2
Accrued interest	$ 83,000						$ 242,000,000	$ 159,000	$ 242,000,000		$ 159,000		$ 83,000
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects									492,000	€ 421,000	(207,000)	€ 176,000	379,000	€ 342,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects									$ 1,083,000	€ 927,000	(2,509,000)	€ 2,132,000	$ 642,000,000	€ 594,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term					3 years	3 years	4 years	3 years
Number of installments | installment	3	3
Reduction in debt carrying value	$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate							1.53%		1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding								$ 8,988,000			8,988,000				€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding								3,815,000			3,815,000				2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding								$ 5,173,000			$ 5,173,000				€ 4,010,000
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Research project, term			27 months	27 months
Number of installments | installment			4	4
Reduction in debt carrying value			$ 30,000
Long-Term Research Project - January 2016 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate			1.17%													1.17%
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding			$ 2,288,000													€ 2,095,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding			729,000													668,000
Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding			$ 1,558,000													€ 1,427,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term	3 years	3 years			10 years	10 years
Excess sales amount threshold	$ 425,000,000	€ 350,000,000
Period after termination date					3 years	3 years
Percentage of revenue from project	1.00%	1.00%
Maximum amount payable					$ 419,755,000	€ 350,000,000
Royalty Agreement Terms | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Research project, term			10 years	10 years
Excess sales amount threshold			$ 3,300,000.0	€ 3,000,000
Period after termination date			4 years	4 years
Percentage of revenue from project			13.00%	13.00%
Maximum amount payable			$ 655,000	€ 600,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate	1.80%						1.80%	1.80%	1.80%		1.80%		1.80%		1.80%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate	2.30%						2.30%	2.30%	2.30%		2.30%		2.30%		2.30%